Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 20, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 28, 2023	Mar. 31, 2023	Jan. 08, 2022
Restructuring Cost and Reserve [Line Items]
Ordinary stock, par value			$ 1	$ 1
Ordinary stock, shares authorized			50,000	50,000
Ordinary stock, shares issued			1	1
Ordinary stock, shares outstanding			1	1
Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Temporary Equity, Shares Issued	1,335,250				6,900,000
Temporary Equity, Redemption Price Per Share	$ 11.41	$ 11.41			$ 10.73	$ 10.78
Preferred stock, par value	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000				1,000,000
Preferred stock, shares issued	0				0
Preferred stock, shares outstanding	0				0
Ordinary stock, par value	$ 0.0001				$ 0.0001			$ 0.0001
Ordinary stock, shares authorized	200,000,000				200,000,000			200,000,000
Ordinary stock, shares issued	2,134,200
Ordinary stock, shares outstanding	2,134,200	3,469,450				6,873,426
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary stock, par value			$ 1	$ 1			$ 1
Ordinary stock, shares authorized			50,000	50,000			50,000
Ordinary stock, shares issued			10,000	10,000			10,000
Ordinary stock, shares outstanding			10,000	10,000			10,000